Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal statutory rate	35.00%	35.00%	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 240	$ 220	$ 253
Unrecognized tax positions as a component of income taxes expense, accrued interest	39
Unrecognized tax positions as a component of income taxes expenses, recognized in interest	(8)	(2)	(6)
Federal, state and foreign net operating loss carryforwards	723
Federal, state and foreign net operating loss carryforwards, expiration date	Through 2032
Base year reserves included in retained earnings	$ 102